Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Statement of comprehensive income [abstract]
Net income	$ 2,747	$ 2,740	$ 2,456	$ 5,487	$ 4,854
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	74	1,500	(1,956)	1,574	(3,362)
Net gains (losses) on hedges of net investments in foreign operations	(190)	(559)	625	(749)	1,131
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(4)	12	(17)	8	(24)
Net gains (losses) on hedges of net investments in foreign operations	(50)	(147)	164	(197)	297
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(62)	1,076	(1,478)	1,014	(2,504)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(1,794)	(321)	(617)	(2,115)	(676)
Reclassification of net (gains) losses to net income	1,154	117	250	1,271	356
Income tax expense (benefit):
Net gains (losses) in fair value	(465)	(80)	(151)	(545)	(168)
Reclassification of net (gains) losses to net income	320	35	61	355	85
Other comprehensive income net of tax available for sale financial assets net of tax	(495)	(159)	(277)	(654)	(237)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(5,692)	(976)	(881)	(6,668)	257
Reclassification of net (gains) losses to net income	2,528	669	666	3,197	(726)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(1,532)	(251)	(249)	(1,783)	57
Reclassification of net (gains) losses to net income	699	171	195	870	(167)
Other comprehensive income net of tax cash flow hedges	(2,331)	(227)	(161)	(2,558)	(359)
Other comprehensive income (loss) from investments in associates	17	4	15	21	27
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	1,055	148	887	1,203	1,528
Income tax expense (benefit)	279	69	235	348	406
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	776	79	652	855	1,122
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	35	194	183	229	352
Income tax expense (benefit)	(9)	68	60	59	82
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	44	126	123	170	270
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	787	231	(140)	1,018	(318)
Income tax expense (benefit)	206	61	(36)	267	(83)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	581	170	(104)	751	(235)
Other comprehensive income (loss) from investments in associates	1	1	(14)	2	5
Other comprehensive income (loss)	(1,469)	1,070	(1,244)	(399)	(1,911)
Comprehensive income	1,278	3,810	1,212	5,088	2,943
Comprehensive income attributable to non-controlling interests	56	149	40	205	123
Comprehensive income attributable to equity holders of the Bank	1,222	3,661	1,172	4,883	2,820
Preferred shareholders and other equity instrument holders	74	44	77	118	120
Common shareholders	$ 1,148	$ 3,617	$ 1,095	$ 4,765	$ 2,700